Summary of significant accounting policies - Revenue recognition - Other initiatives (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 173,827,382	$ 27,277,309	¥ 141,736,152	¥ 154,786,128
Lessor, Direct Financing Lease, Description [Abstract]
Lease arrangement lease term	3 years	3 years
Other Initiatives [Member]
Disaggregation of Revenue [Line Items]
Total revenues	¥ 9,684,269	$ 1,519,673	¥ 5,757,926	¥ 4,871,787